LEASES - Summary of components of lease cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost:
Amortization of land use right	$ 3,314	$ 3,302	$ 3,300
Operating lease costs	1,076	1,072	1,078
Finance lease costs:
Amortization of right-of-use assets	65	0	0
Total lease costs	$ 4,455	$ 4,374	$ 4,378